Equity Activity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Equity Activity	EQUITY ACTIVITY
The authorized capital stock of IBM consists of (i) 4,687,500,000 shares of common stock with a $0.20 per share par value, of which 936,952,129 shares were outstanding at December 31, 2025, and (ii) 150,000,000 shares of preferred stock with a $0.01 per share par value, whereby 75,000,000 shares have been designated as Series A Preferred Stock, of which 57,916,244 shares of Series A Preferred Stock were issued to a wholly owned subsidiary of the company but were not outstanding at December 31, 2025. The company does not intend to issue or transfer any shares of Series A Preferred Stock to any third parties.
Stock Repurchases
The Board of Directors authorizes the company to repurchase IBM common stock. The company suspended its share repurchase program at the time of the Red Hat acquisition in 2019. At December 31, 2025, $2,008 million of Board common stock repurchase authorization was available.
Other Stock Transactions
The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 11,454,210 shares in 2025, 12,253,153 shares in 2024, and 9,794,240 shares in 2023. The company issued 3,023,129 treasury shares in 2025, 2,454,155 treasury shares in 2024, and 2,080,983 treasury shares in 2023, as a result of RSU releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 3,815,280 common shares at a cost of $1,018 million, 3,430,885 common shares at a cost of $651 million, and 2,953,554 common shares at a cost of $402 million in 2025, 2024 and 2023, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Balance Sheet and the Consolidated Statement of Equity.
Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)
For the year ended December 31, 2025:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(972)	$528	$(445)
Net unrealized gains/(losses) on available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(66)	$8	$(58)
Reclassification of (gains)/losses to:
Cost of services	27	(7)	20
Cost of sales	15	(4)	11
Cost of financing	4	(1)	3
SG&A expense	6	(2)	4
Other (income) and expense	(525)	132	(393)
Interest expense	24	(6)	18
Total unrealized gains/(losses) on cash flow hedges	$(514)	$121	$(394)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(469)	$117	$(351)
Net gains/(losses) arising during the period	392	(168)	224
Curtailments and settlements	9	(3)	6
Amortization of prior service costs/(credits)	(7)	2	(5)
Amortization of net (gains)/losses	623	(104)	519
Total retirement-related benefit plans	$548	$(154)	$394
Other comprehensive income/(loss)	$(939)	$494	$(445)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
For the year ended December 31, 2024:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$301	$(324)	$(23)
Net unrealized gains/(losses) on available-for-sale securities	$2	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$389	$(113)	$276
Reclassification of (gains)/losses to:
Cost of services	(22)	6	(16)
Cost of sales	(40)	13	(27)
Cost of financing	6	(2)	5
SG&A expense	(16)	5	(11)
Other (income) and expense	125	(32)	94
Interest expense	31	(8)	24
Total unrealized gains/(losses) on cash flow hedges	$474	$(130)	$343
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(56)	$11	$(45)
Net gains/(losses) arising during the period	70	(65)	6
Curtailments and settlements	3,159	(719)	2,441
Amortization of prior service costs/(credits)	(7)	2	(5)
Amortization of net (gains)/losses	975	(201)	775
Total retirement-related benefit plans	$4,142	$(971)	$3,171
Other comprehensive income/(loss)	$4,919	$(1,426)	$3,492
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
For the year ended December 31, 2023:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$3	$100	$103
Net unrealized gains/(losses) on available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$207	$(63)	$144
Reclassification of (gains)/losses to:
Cost of services	5	(1)	5
Cost of sales	(22)	8	(14)
Cost of financing	14	(3)	10
SG&A expense	(12)	4	(8)
Other (income) and expense	(209)	53	(157)
Interest expense	66	(17)	49
Total unrealized gains/(losses) on cash flow hedges	$47	$(19)	$28
Retirement-related benefit plans (1)
Prior service costs/(credits)	$2	$0	$2
Net gains/(losses) arising during the period	(3,115)	536	(2,579)
Curtailments and settlements	5	(1)	4
Amortization of prior service costs/(credits)	(9)	3	(6)
Amortization of net (gains)/losses	515	(88)	427
Total retirement-related benefit plans	$(2,602)	$450	$(2,152)
Other comprehensive income/(loss)	$(2,552)	$531	$(2,021)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Foreign Currency Translation Adjustments (1)	Net Unrealized Gains/(Losses) on Available- For-Sale Securities	Net Unrealized Gains/(Losses) on Cash Flow Hedges	Net Change Retirement- Related Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
December 31, 2022	$(3,591)	$(1)	$(135)	$(13,013)	$(16,740)
Other comprehensive income before reclassifications	103	0	144	(2,577)	(2,331)
Amount reclassified from accumulated other comprehensive income	—	—	(115)	425	310
Total change for the period	103	0	28	(2,152)	(2,021)
December 31, 2023	(3,488)	(1)	(106)	(15,165)	(18,761)
Other comprehensive income before reclassifications	(23)	1	276	(39)	215
Amount reclassified from accumulated other comprehensive income (2)	—	—	67	3,210	3,278
Total change for the period	(23)	1	343	3,171	3,492
December 31, 2024	(3,512)	0	237	(11,994)	(15,269)
Other comprehensive income before reclassifications	(445)	(1)	(58)	(127)	(630)
Amount reclassified from accumulated other comprehensive income	—	—	(336)	521	185
Total change for the period	(445)	(1)	(394)	394	(445)
December 31, 2025	$(3,956)	$0	$(157)	$(11,600)	$(15,713)
(1)Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.
(2)Net change in retirement-related benefit plans includes the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.